Significant Accounting Policies - Summary of Potentially Dilutive of Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Potentially dilutive common stock equivalents excluded from diluted net loss per share	6,663,827	2,702,455
Convertible Preferred Stock [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share		629,746
Preferred Stock Warrants [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share		50,285
Convertible Debt [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share		229,208
Warrants [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share	3,780,571	371,216
Options and Restricted Stock Units [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share	2,883,256	1,422,000